Supplement to the
Fidelity Advisor®
Intermediate Municipal Income Fund
Class A, Class T,
Class B, and Class C
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 19.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ALIM-13-01  May 31, 2013
1.824641.117

Supplement to the
Fidelity Advisor®
Intermediate Municipal
Income Fund
Institutional Class
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ALIMI-13-01  May 31, 2013
1.824643.112

Supplement to the
Fidelity® Intermediate Municipal Income Fund
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
LIM-13-01  May 31, 2013
1.833102.107